Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Summary of Assets That Are Measured at Fair Value on a Recurring Basis

	Description	Level	Fair Value
September 30, 2023	Marketable securities	1	$49,992,699
December 31, 2022	Marketable securities	1	$234,716,046

	Description	Level	Fair Value
December 31, 2022	Marketable securities	1	$234,716,046
December 31, 2021	Marketable securities	1	$232,320,844

Summary of Liabilities Measured at Fair Value on a Recurring Basis

September 30, 2023	Level 1	Level 2	Level 3	Total
Liabilities:
Public Warrants	$564,650	$-	$-	$564,650
Private Placement Warrants	-	436,990	-	436,990
Total liabilities	$564,650	$436,990	$-	$1,001,640

December 31, 2022	Level 1	Level 2	Level 3	Total
Liabilities:
Public Warrants	$346,150	$-	$-	$346,150
Private Placement Warrants	-	267,890	-	267,890
Total liabilities	$346,150	$267,890	$-	$614,040

December 31, 2022	Level 1	Level 2	Level 3	Total
Liabilities:
Public Warrants	$346,150	$-	$-	$346,150
Private Placement Warrants	-	267,890	-	267,890
Total liabilities	$346,150	$267,890	$-	$614,040

December 31, 2021	Level 1	Level 2	Level 3	Total
Liabilities:
Public Warrants	$6,900,000	$-	$-	$6,900,000
Private Placement Warrants	-	5,340,000	-	5,340,000
Total liabilities	$6,900,000	$5,340,000	$-	$12,240,000

Summary of The Changes In The Fair Value of Derivative Warrant Liabilities

	Public Warrant Liability	Public Warrant Liability	Total
Fair value at January 1, 2023	$346,150	$267,890	$614,040
Change in fair value (loss)	218,500	169,100	387,600
Fair value as of September 30, 2023	$564,650	$436,990	$1,001,640

	Public	Private
	Warrant	Warrant
	Liability	Liability	Total
Fair value at October 22, 2021	$5,030,000	$4,024,000	$9,054,000
Change in fair value	1,870,000	1,316,000	3,186,000
Fair value as of December 31, 2021	6,900,000	5,340,000	12,240,000
Change in fair value	(6,553,850)	(5,072,110)	(11,625,960)
Fair value as of December 31, 2022	$346,150	$267,890	$614,040